INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2024
Intangible Assets [Abstract]
Schedule of intangible assets

	IP Research & Development	Patents	Licenses	Software	Total
Cost	$	$	$	$	$
Balance as at March 31, 2022	1,566	443	—	74	2,083
Additions	1,342	495	1,330	—	3,167
Effect of foreign exchange	168	40	49	—	257
Balance as at March 31, 2023	3,076	978	1,379	74	5,507
Acquisition of Small Pharma	29,339	—	—	—	29,339
Additions	—	689	—	—	689
Effect of foreign exchange	25	1	2	—	28
Balance as at March 31, 2024	32,440	1,668	1,381	74	35,563

Accumulated Amortization
Amortization charge	—	—	19	18	37
Balance as at March 31, 2023	—	—	19	18	37
Amortization charge	—	—	37	24	61
Balance as at March 31, 2024	—	—	56	42	98

Net book value as at March 31, 2023	3,076	978	1,360	56	5,470
Net book value as at March 31, 2024	32,440	1,668	1,325	32	35,465